Other Operating Expenses (Net) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Expenses
Other operating income	R$ 1,135,725	R$ 714,363	R$ 885,774
Other operating expense	(1,172,124)	(866,732)	(1,238,328)
Contributions to fund guarantee of credit - FGC	(615,722)	(563,421)	(488,448)
Total	R$ (652,121)	R$ (715,790)	R$ (841,002)